January 31, 2003


                         THE DESSAUER GLOBAL EQUITY FUND
                        a series of Advisors Series Trust
                                  Supplement to
                        Prospectus Dated October 25, 2002



Effective as of the date of this supplement, please note The Dessauer Global Equity Fund's investment advisor's name and internet address has changed from the information provided in the Prospectus. Please be advised that although the name has changed, your investment advisor and its services will be identical to the existing firm and its services, including investment advisory fees and expenses.

Investment Advisor Information:

McIntyre, Freedman & Flynn Investment Advisers, Inc.
4 Main Street
Orleans, MA 02653
(508)255-1651

Via the Internet:

Web Site Address:  www.mcintyreinvestments.net

Company E-Mail:  info@mcintyreinvestments.net


               Please retain this Supplement with the Prospectus.
           The date of this Prospectus Supplement is January 31, 2003



January 31, 2003


                         THE DESSAUER GLOBAL EQUITY FUND
                        a series of Advisors Series Trust
                                  Supplement to
           Statement of Additional Information Dated October 25, 2002

--------------------------------------------------------------------------------

Effective as of the date of this supplement, please note The Dessauer Global Equity Fund's investment advisor's name and internet address has changed from the information provided in the Statement of Additional Information ("SAI"). Please be advised that although the name has changed, your investment advisor and its services will be identical to the existing firm and its services, including investment advisory fees and expenses.


Investment Advisor Information:

McIntyre, Freedman & Flynn Investment Advisers, Inc.
4 Main Street
Orleans, MA 02653
(508)255-1651

Via the Internet:

Web Site Address:  www.mcintyreinvestments.net

Company E-Mail:  info@mcintyreinvestments.net


                   Please retain this Supplement with the SAI.
               The date of this SAI Supplement is January 31, 2003